Long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of long term debt

	Note	December 31, 2025	December 31, 2024
Senior unsecured notes	14(a)	$350,000	$—
Equipment financing	14(b)	309,238	253,639
Credit Facility	14(d)	174,156	395,844
Convertible debentures	14(e)	55,000	129,106
Mortgage	14(f)	26,742	27,600
Unamortized debt premium on senior secured notes	14(a)	3,587	—
Unamortized deferred financing costs	14(g)	(8,337)	(2,596)
		$910,386	$803,593
Less: current portion of long-term debt		(160,557)	(84,194)
		$749,829	$719,399

	Note	December 31, 2025	December 31, 2024
Financing obligations	8,14(c)	$225,294	$197,018
Finance lease obligations	9	81,444	54,558
Promissory notes		2,500	2,063
		$309,238	$253,639

Year ended December 31,	2025			2024
	Additions	Payments	Change in foreign exchange rates	Additions	Payments	Change in foreign exchange rates
Financing obligations	$109,531	$(85,996)	$4,741	$114,930	$(77,363)	$(2,815)
Finance lease obligations	51,266	(25,076)	696	30,377	(28,860)	190
Promissory notes	2,374	(1,937)	—	—	(3,286)	—
	$163,171	$(113,009)	$5,437	$145,307	$(109,509)	$(2,625)

	December 31, 2025	December 31, 2024
Cost	$11,751	$6,336
Accumulated amortization	3,414	3,740
	$8,337	$2,596

Schedule of convertible debt	Convertible debentures

	December 31, 2025	December 31, 2024
5.50% convertible debentures	$—	$74,106
5.00% convertible debentures	55,000	55,000
	$55,000	$129,106